Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May. 31, 2015	Dec. 31, 2013
Sale of stock
Proceeds from the offering, after deducting underwriting discounts and commissions		$ 11,955
Initial public offering
Sale of stock
Common stock sold (in shares)	6,670,000
Offering price (in dollars per share)	$ 12.00
Proceeds from the offering, after deducting underwriting discounts and commissions	$ 72,000
Underwriters over-allotment option
Sale of stock
Common stock sold (in shares)	870,000